Pioneer Floating Rate Fund
Schedule of Investments  |  July 31, 2024

A: FLARX	C: FLRCX	Y: FLYRX

Schedule of Investments  |  7/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.3%
	Senior Secured Floating Rate Loan Interests — 78.9% of Net Assets*(a)
	Advanced Materials — 1.1%
1,490,225	Gemini HDPE LLC, 2027 Advance, 8.514% (Term SOFR + 300 bps), 12/31/27	$ 1,497,676
2,752,462	Groupe Solmax, Inc., Initial Term Loan, 10.21% (Term SOFR + 475 bps), 5/29/28	2,689,056
	Total Advanced Materials	$4,186,732

	Advertising Sales — 0.5%
1,801,452	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.458% (Term SOFR + 400 bps), 8/21/28	$ 1,810,459
	Total Advertising Sales	$1,810,459

	Advertising Services — 0.2%
664,957	Dotdash Meredith, Inc., Term B Loan, 9.443% (Term SOFR + 400 bps), 12/1/28	$ 666,065
	Total Advertising Services	$666,065

	Aerospace & Defense — 0.6%
2,249,367(b)	Propulsion (BC) Newco LLC, Initial Term Loan, 9.085% (Term SOFR + 375 bps), 9/14/29	$ 2,262,254
	Total Aerospace & Defense	$2,262,254

	Airlines — 0.6%
1,164,583	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.294% (Term SOFR + 475 bps), 4/20/28	$ 1,205,911
1,136,800	American Airlines, Inc., Seventh Amendment Extended Term Loan, 8.193% (Term SOFR + 275 bps), 2/15/28	1,135,320
	Total Airlines	$2,341,231

	Airport Development & Maintenance — 0.3%
1,323,328	Apple Bidco LLC, First Lien Initial Term Loan, 8.208% (Term SOFR + 275 bps), 9/22/28	$ 1,326,636
	Total Airport Development & Maintenance	$1,326,636

	Apparel Manufacturers — 0.4%
1,470,457	Hanesbrands Inc., Initial Tranche B Term Loan, 9.094% (Term SOFR + 375 bps), 3/8/30	$ 1,476,890
	Total Apparel Manufacturers	$1,476,890

1Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Appliances — 0.6%
2,239,821(b)	Osmosis Buyer Ltd., 2024 Refinancing Term B Loan, 8.843% (Term SOFR + 350 bps), 7/31/28	$ 2,248,843
	Total Appliances	$2,248,843

	Applications Software — 1.5%
677,912	Central Parent LLC, First Lien 2024 Refinancing Term Loan, 8.585% (Term SOFR + 325 bps), 7/6/29	$ 672,263
1,226,913	EP Purchaser LLC, First Lien Closing Date Term Loan, 9.096% (Term SOFR + 350 bps), 11/6/28	1,231,514
1,744,552(c)	Loyalty Ventures, Inc., Term B Loan, 12.003% (LIBOR + 650 bps), 11/3/27	17,445
2,275,401	RealPage, Inc., First Lien Initial Term Loan, 8.458% (Term SOFR + 300 bps), 4/24/28	2,221,360
1,481,843	SS&C Technologies Holdings, Inc., Term B-8 Loan, 7.344% (Term SOFR + 200 bps), 5/9/31	1,489,039
	Total Applications Software	$5,631,621

	Athletic Equipment — 0.3%
389,025	Amer Sports Co., Initial USD Term Loan, 8.577% (Term SOFR + 325 bps), 2/17/31	$ 389,511
593,512	Recess Holdings, Inc., First Lien Amendment No. 3 Term Loan, 9.752% (Term SOFR + 450 bps), 2/20/30	598,149
	Total Athletic Equipment	$987,660

	Auction House & Art Dealer — 0.3%
1,455,000	Sotheby's, 2021 Second Refinancing Term Loan, 10.063% (Term SOFR + 450 bps), 1/15/27	$ 1,333,144
	Total Auction House & Art Dealer	$1,333,144

	Auto Parts & Equipment — 2.1%
443,389	Adient US LLC, Term B-2 Loan, 8.094% (Term SOFR + 275 bps), 1/31/31	$ 446,333
4,355,867(b)	First Brands Group LLC, First Lien 2021 Term Loan, 10.514% (Term SOFR + 500 bps), 3/30/27	4,334,428
3,071,152	IXS Holdings, Inc., Initial Term Loan, 9.697% (Term SOFR + 425 bps), 3/5/27	3,012,610
	Total Auto Parts & Equipment	$7,793,371

	Auto Repair Centers — 0.4%
1,584,000	Champions Holdco, Inc., Intial Term Loan, 10.079% (Term SOFR + 475 bps), 2/23/29	$ 1,574,100
	Total Auto Repair Centers	$1,574,100

Pioneer Floating Rate Fund | 7/31/242

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto-Truck Trailers — 0.7%
2,688,125	Novae LLC, Tranche B Term Loan, 10.497% (Term SOFR + 500 bps), 12/22/28	$ 2,687,566
	Total Auto-Truck Trailers	$2,687,566

	Beverages — 0.3%
653,333	Naked Juice LLC, First Lien Initial Term Loan, 8.685% (Term SOFR + 325 bps), 1/24/29	$ 583,372
398,000	Triton Water Holdings, Inc., 2024 First Lien Incremental Term Loan, 9.335% (Term SOFR + 400 bps), 3/31/28	400,322
	Total Beverages	$983,694

	Broadcast Service & Programing — 0.2%
718,760	Univision Communications, Inc., First Lien Initial Term Loan, 8.708% (Term SOFR + 325 bps), 1/31/29	$ 701,690
	Total Broadcast Service & Programing	$701,690

	Building & Construction — 0.3%
1,124,641	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.458% (Term SOFR + 400 bps), 10/29/27	$ 1,132,372
	Total Building & Construction	$1,132,372

	Building & Construction Products — 0.4%
1,441,403	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.679% (Term SOFR + 325 bps), 4/12/28	$ 1,369,934
265,000	MI Windows and Doors LLC, 2024 Incremental Term Loan, 8.844% (Term SOFR + 350 bps), 3/28/31	266,159
	Total Building & Construction Products	$1,636,093

	Building & Construction Products — 0.2%
748,915	LHS Borrower LLC, Initial Term Loan, 10.194% (Term SOFR + 475 bps), 2/16/29	$ 701,734
	Total Building & Construction Products	$701,734

	Building Production — 0.3%
975,000	Chariot Buyer LLC, First Lien Initial Term Loan, 8.694% (Term SOFR + 325 bps), 11/3/28	$ 974,467
204,487	Summit Materials LLC, Term B-2 Loan, 7.804% (Term SOFR + 175 bps), 1/12/29	205,893
	Total Building Production	$1,180,360

3Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Building Production — 0.4%
1,237,539	Koppers Inc., Incremental Term B-1 Loan, 8.33% (Term SOFR + 300 bps), 4/10/30	$ 1,248,368
249,375	Potters Industries LLC, 2024 Incremental Term Loan, 9.085% (Term SOFR + 375 bps), 12/14/27	251,058
	Total Building Production	$1,499,426

	Building-Air & Heating — 0.3%
332,855	EMRLD Borrower LP, Initial Term B Loan, 7.844% (Term SOFR + 250 bps), 5/31/30	$ 333,509
650,000(b)	EMRLD Borrower LP, Term Loan B, 6/18/31	651,137
	Total Building-Air & Heating	$984,646

	Building-Heavy Construction — 0.3%
972,500	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 8.708% (Term SOFR + 325 bps), 6/23/28	$ 967,435
	Total Building-Heavy Construction	$967,435

	Building-Maintenance & Service — 0.3%
1,324,783	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.708% (Term SOFR + 525 bps), 6/29/28	$ 1,332,235
	Total Building-Maintenance & Service	$1,332,235

	Cable & Satellite Television — 2.1%
1,974,259	Altice France S.A., USD TLB-[14] Loan, 10.801% (Term SOFR + 550 bps), 8/15/28	$ 1,512,283
1,418,543	CSC Holdings LLC, 2022 Refinancing Term Loan, 9.829% (Term SOFR + 450 bps), 1/18/28	1,366,837
1,437,666	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 10.708% (Term SOFR + 525 bps), 8/2/29	1,435,997
2,927,444	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 8.708% (Term SOFR + 325 bps), 9/25/26	2,448,807
1,045,876	Virgin Media Bristol LLC, N Facility, 7.943% (Term SOFR + 250 bps), 1/31/28	1,008,471
	Total Cable & Satellite Television	$7,772,395

	Casino Hotels — 0.9%
2,199,260	Century Casinos, Inc., Term B Facility Loan, 11.443% (Term SOFR + 600 bps), 4/2/29	$ 2,127,783
1,215,364	Fertitta Entertainment LLC, Initial B Term Loan, 9.079% (Term SOFR + 375 bps), 1/27/29	1,219,226
	Total Casino Hotels	$3,347,009

	Casino Services — 0.5%
391,020	Caesars Entertainment, Inc., Incremental Term B1 Loan, 8.097% (Term SOFR + 275 bps), 2/6/31	$ 392,381
Pioneer Floating Rate Fund | 7/31/244

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Casino Services — (continued)
1,331,120(b)	Everi Holdings, Inc., Term B Loan, 7.958% (Term SOFR + 250 bps), 8/3/28	$ 1,336,943
90,865	Lucky Bucks LLC, Priority First Out Exit Term Loan, 12.982% (Term SOFR + 750 bps), 10/2/28	83,596
182,270	Lucky Bucks LLC, Priority Second Out Term Loan, 12.982% (Term SOFR + 750 bps), 10/2/29	148,551
	Total Casino Services	$1,961,471

	Cellular Telecom — 0.5%
1,670,426	CCI Buyer, Inc., First Lien Initial Term Loan, 9.335% (Term SOFR + 400 bps), 12/17/27	$ 1,674,811
1,339,558(c)	Xplore Inc., First Lien Refinancing Term Loan, 9.596% (Term SOFR + 400 bps), 10/2/28	288,005
	Total Cellular Telecom	$1,962,816

	Chemicals-Diversified — 1.5%
292,304	Geon Performance Solutions, LLC (Fka. Echo US Holdings, LLC), 2024 Refinancing Term Loan, 9.846% (Term SOFR + 425 bps), 8/18/28	$ 294,375
1,137,150	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 9.694% (Term SOFR + 425 bps), 4/2/29	1,137,860
445,500	Ineos Quattro Holdings UK Ltd., 2030 Tranche B Dollar Term Loan, 9.194% (Term SOFR + 375 bps), 3/14/30	444,943
1,840,017	Ineos US Finance LLC, 2030 Dollar Term Loan, 8.594% (Term SOFR + 325 bps), 2/18/30	1,834,650
2,009,754	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.958% (Term SOFR + 350 bps), 10/15/28	2,016,035
	Total Chemicals-Diversified	$5,727,863

	Chemicals-Plastics — 0.4%
1,598,477(b)	Bakelite US Holdco, Inc., New Term Loan, 8.835% (Term SOFR + 350 bps), 5/29/29	$ 1,610,133
	Total Chemicals-Plastics	$1,610,133

	Chemicals-Specialty — 1.8%
1,261,791	Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-6 Dollar Facility, 7.335% (Term SOFR + 200 bps), 12/20/29	$ 1,267,956
1,246,867(b)	Element Solutions Inc. (Macdermid, Inc.), Tranche B-2 Term Loan, 12/18/30	1,251,543
1,202,531	Mativ Holdings, Inc., Term B Loan, 9.208% (Term SOFR + 375 bps), 4/20/28	1,204,033
248,125	Nouryon Finance B.V., 2024 B-1 Dollar Term Loan, 8.826% (Term SOFR + 350 bps), 4/3/28	249,753
5Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Chemicals-Specialty — (continued)
595,500	Nouryon Finance B.V., 2024 B-2 Dollar Term Loan, 8.821% (Term SOFR + 350 bps), 4/3/28	$ 599,520
1,197,029(b)	Olympus Water US Holding Corp., Initial Dollar Term Loan, 9.321% (Term SOFR + 375 bps), 11/9/28	1,199,025
1,000,000	Tronox Finance LLC, First Lien 2024 Other Term Loan, 8.094% (Term SOFR + 275 bps), 4/4/29	1,004,167
	Total Chemicals-Specialty	$6,775,997

	Commercial Services — 1.1%
975,100	AEA International Holdings (Luxembourg) S.a.r.l, First Lien New Term Loan, 8.033% (Term SOFR + 275 bps), 9/7/28	$ 979,976
1,467,000	DS Parent, Inc., Term Loan B, 10.835% (Term SOFR + 550 bps), 1/31/31	1,456,914
900,000	PG Polaris Bidco S.a.r.l., Initial Term Loan, 8.835% (Term SOFR + 350 bps), 3/26/31	907,313
405,502	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 9.208% (Term SOFR + 375 bps), 12/15/28	406,065
598,500	Vestis Corp., Term B-1 Loan, 7.577% (Term SOFR + 225 bps), 2/22/31	598,001
	Total Commercial Services	$4,348,269

	Computer Data Security — 0.4%
1,752,551	Precisely Software, Inc., First Lien Third Amendment Term Loan, 9.514% (Term SOFR + 400 bps), 4/24/28	$ 1,699,428
	Total Computer Data Security	$1,699,428

	Computer Services — 1.6%
875,000	Ahead DB Holdings LLC, 2024 First Lien Incremental Term Loan, 9.585% (Term SOFR + 425 bps), 2/1/31	$ 878,125
873,062	Ahead DB Holdings LLC, First Lien Term B-2 Loan, 9.085% (Term SOFR + 375 bps), 2/1/31	876,102
661,000(b)	Amazon Holdco, Inc., Seven-Year Term Loan, 7/30/31	663,479
1,387,000	Fortress Intermediate 3, Inc., Initial Term Loan, 9.097% (Term SOFR + 375 bps), 6/27/31	1,389,600
1,184,170	MAG DS Corp., Initial Term Loan, 10.935% (Term SOFR + 550 bps), 4/1/27	1,089,437
1,285,000	Maximus, Inc., Initial Tranche B Term Loan, 7.344% (Term SOFR + 200 bps), 5/30/31	1,289,015
	Total Computer Services	$6,185,758

	Computer Software — 1.3%
1,368,500	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.208% (Term SOFR + 375 bps), 10/16/28	$ 1,293,233
Pioneer Floating Rate Fund | 7/31/246

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Computer Software — (continued)
2,225,000	Flash Charm, Inc., First Lien Incremental Term Loan, 8.843% (Term SOFR + 350 bps), 3/2/28	$ 2,214,709
1,690,361	Help/Systems Holdings, Inc., Term Loan, 9.444% (Term SOFR + 400 bps), 11/19/26	1,469,769
	Total Computer Software	$4,977,711

	Computers-Integrated Systems — 0.5%
1,274,177	Atlas CC Acquisition Corp., First Lien Term B Loan, 9.859% (Term SOFR + 425 bps), 5/25/28	$ 940,237
259,154	Atlas CC Acquisition Corp., First Lien Term C Loan, 9.859% (Term SOFR + 425 bps), 5/25/28	191,234
675,240	NCR Atleos LLC, Term Loan B, 10.102% (Term SOFR + 475 bps), 3/27/29	685,791
	Total Computers-Integrated Systems	$1,817,262

	Consulting Services — 1.1%
2,388,846	Ankura Consulting Group LLC, 2024 Repricing Term Loan, 9.564% (Term SOFR + 425 bps), 3/17/28	$ 2,402,284
1,770,386	First Advantage Holdings LLC, First Lien Term B-1 Loan, 8.208% (Term SOFR + 275 bps), 1/31/27	1,781,008
	Total Consulting Services	$4,183,292

	Consumer Products — 0.2%
818,416(b)	Reynolds Consumer Products LLC, Initial Term Loan, 2/4/27	$ 821,954
	Total Consumer Products	$821,954

	Containers-Paper & Plastic — 0.2%
655,000	Ring Container Technologies Group LLC, TLB, 8.094% (Term SOFR + 275 bps), 8/12/28	$ 657,047
	Total Containers-Paper & Plastic	$657,047

	Cruise Lines — 0.2%
580,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.844% (Term SOFR + 350 bps), 5/1/31	$ 582,900
	Total Cruise Lines	$582,900

	Diagnostic Equipment — 0.6%
2,450,534	Curia Global, Inc., First Lien 2021 Term Loan, 9.194% (Term SOFR + 375 bps), 8/30/26	$ 2,328,664
	Total Diagnostic Equipment	$2,328,664

7Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Dialysis Centers — 0.8%
1,300,000	DaVita Inc., Term Loan, 7.344% (Term SOFR + 200 bps), 5/9/31	$ 1,299,865
2,041,683	U.S. Renal Care, Inc., Closing Date Term Loan, 10.458% (Term SOFR + 500 bps), 6/20/28	1,762,228
	Total Dialysis Centers	$3,062,093

	Direct Marketing — 0.3%
1,052,336	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.344% (Term SOFR + 300 bps), 3/3/30	$ 1,040,936
	Total Direct Marketing	$1,040,936

	Disposable Medical Products — 0.9%
1,558,255	Medline Borrower LP, Refinancing Term Loan, 7.844% (Term SOFR + 250 bps), 10/23/28	$ 1,564,630
1,830,783	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 8.594% (Term SOFR + 325 bps), 5/30/31	1,830,212
	Total Disposable Medical Products	$3,394,842

	Distribution & Wholesale — 1.2%
1,368,500	AIP RD Buyer Corp., First Lien Term Loan B, 9.594% (Term SOFR + 425 bps), 12/22/28	$ 1,374,772
1,345,000(b)	Barentz Midco B.V., USD Facility B2, 9.435% (Term SOFR + 400 bps), 3/1/31	1,355,507
660,000(b)	Gates Corp., Initial B-5 Dollar Term Loan, 7.594% (Term SOFR + 225 bps), 6/4/31	662,337
730,229	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 9.194% (Term SOFR + 375 bps), 3/20/25	712,430
597,000	Windsor Holdings III LLC, 2024 Dollar Refinancing Term B Loan, 9.345% (Term SOFR + 400 bps), 8/1/30	602,544
	Total Distribution & Wholesale	$4,707,590

	E-Commerce — 0.7%
490,000	Match Group, Inc. (fka The Match Group, Inc.), 2020 Refinancing Term Loan, 7.244% (Term SOFR + 175 bps), 2/13/27	$ 489,796
295,559	Stubhub Holdco Sub LLC, Extended USD Term B Loan, 10.094% (Term SOFR + 475 bps), 3/15/30	296,205
1,225,009	TouchTunes Music Group LLC, First Lien Tranche B-1 Term Loan, 10.085% (Term SOFR + 475 bps), 4/2/29	1,226,540
500,000	TripAdvisor, Inc., Initial Term B Loan, 8.094% (Term SOFR + 275 bps), 7/8/31	500,417
	Total E-Commerce	$2,512,958

Pioneer Floating Rate Fund | 7/31/248

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	E-Commerce — 0.1%
392,938	Uber Technologies, Inc., 2023 Refinancing Term Loan, 8.089% (Term SOFR + 275 bps), 3/3/30	$ 395,394
	Total E-Commerce	$395,394

	Electric-Generation — 1.9%
274,828	Compass Power Generation LLC, Tranche B-2 Term Loan, 9.708% (Term SOFR + 425 bps), 4/14/29	$ 277,491
2,015,592(b)	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.208% (Term SOFR + 525 bps), 4/3/28	2,021,259
280,000(b)	Edgewater Generation LLC, Term Loan B, 7/25/30	283,092
1,468,570(b)	Generation Bridge Northeast LLC, Term Loan B, 8.844% (Term SOFR + 350 bps), 8/22/29	1,482,032
1,612,500(b)	Hamilton Projects Acquiror LLC, Term Loan, 9.094% (Term SOFR + 375 bps), 5/31/31	1,630,641
896,940	Vistra Operations Company LLC, 2018 Incremental Term Loan, 7.344% (Term SOFR + 200 bps), 12/20/30	900,456
608,475	Vistra Zero Operating Company LLC, Initial Term Loan, 8.097% (Term SOFR + 275 bps), 4/30/31	611,470
	Total Electric-Generation	$7,206,441

	Electric-Integrated — 0.3%
840,195	Constellation Renewables LLC, TLB, 7.529% (Term SOFR + 225 bps), 12/15/27	$ 842,996
312,557	Talen Energy Supply LLC, Initial Term B Loan, 8.827% (Term SOFR + 350 bps), 5/17/30	316,529
134,286	Talen Energy Supply LLC, Initial Term C Loan, 8.827% (Term SOFR + 350 bps), 5/17/30	135,992
	Total Electric-Integrated	$1,295,517

	Electronic Composition — 0.3%
658,737	Natel Engineering Co., Inc., Initial Term Loan, 11.708% (Term SOFR + 625 bps), 4/30/26	$ 589,570
496,173	Synaptics, Inc., First Amendment Incremental Term Loan, 7.85% (Term SOFR + 225 bps), 12/2/28	496,948
	Total Electronic Composition	$1,086,518

	Electronic Composition — 0.1%
380,000	Celestica Inc., Term Loan B, 7.097% (Term SOFR + 175 bps), 6/20/31	$ 380,237
	Total Electronic Composition	$380,237

	Engines — 1.2%
396,959	Arcline FM Holdings LLC, First Lien Initial Term Loan, 10.346% (Term SOFR + 475 bps), 6/23/28	$ 398,497
9Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Engines — (continued)
102,624	Arcline FM Holdings LLC, Second Lien Initial Term Loan, 13.846% (Term SOFR + 825 bps), 6/25/29	$ 102,881
325,000(b)	Arcline FM Holdings, LLC, TL, 6/23/28	326,625
997,500	INNIO Group Holding GmbH, USD Facility B Loan, 8.536% (Term SOFR + 325 bps), 11/2/28	1,004,358
2,618,348	LSF12 Badger Bidco LLC, Initial Term Loan, 11.344% (Term SOFR + 600 bps), 8/30/30	2,598,710
	Total Engines	$4,431,071

	Enterprise Software & Services — 1.3%
1,420,000(b)	Boxer Parent Company Inc., 2031 New Dollar Term Loan, 7/30/31	$ 1,414,852
600,000	Cloud Software Group, Inc., Third Amendment Term Loan (First Lien), 9.835% (Term SOFR + 450 bps), 3/21/31	603,000
1,776,055	Open Text Corp., 2023 Replacement Term Loan, 7.594% (Term SOFR + 225 bps), 1/31/30	1,787,601
977,550	Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan, 9.002% (Term SOFR + 375 bps), 10/28/30	982,913
248,747	Quartz AcquireCo LLC, Additional Term B-1 Loan, 8.085% (Term SOFR + 275 bps), 6/28/30	249,939
	Total Enterprise Software & Services	$5,038,305

	Fiduciary Banks — 0.3%
1,131,332(b)	Chrysaor Bidco S.a r.l., USD Facility B Loan, 7/17/31	$ 1,136,989
	Total Fiduciary Banks	$1,136,989

	Finance-Investment Banker — 0.9%
980,189	Citadel Securities LP, Term Loan, 7.594% (Term SOFR + 225 bps), 7/29/30	$ 984,613
905,917	Hudson River Trading LLC, Term Loan, 8.458% (Term SOFR + 300 bps), 3/20/28	907,301
1,693,808	Jane Street Group LLC, 2024 Repricing Term Loan, 7.958% (Term SOFR + 250 bps), 1/26/28	1,699,555
	Total Finance-Investment Banker	$3,591,469

	Finance-Leasing Company — 1.0%
1,210,357	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.945% (Term SOFR + 150 bps), 2/12/27	$ 1,211,754
786,651	Castlelake Aviation One Designated Activity Co., 2023 Incremental Term Loan, 8.089% (Term SOFR + 275 bps), 10/22/27	790,584
Pioneer Floating Rate Fund | 7/31/2410

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Finance-Leasing Company — (continued)
498,718	Castlelake Aviation One Designated Activity Co., Initial Term Loan, 7.839% (Term SOFR + 250 bps), 10/22/26	$ 500,900
1,322,776	Fly Funding II S.a r.l., Replacement Loan, 7.33% (Term SOFR + 175 bps), 8/11/25	1,291,478
	Total Finance-Leasing Company	$3,794,716

	Food-Catering — 0.2%
811,029	Aramark Intermediate HoldCo Corp., Term B-8 Loan, 7.344% (Term SOFR + 200 bps), 6/22/30	$ 814,374
	Total Food-Catering	$814,374

	Food-Confectionery — 0.4%
1,600,000(b)	Fiesta Purchaser, Inc., Initial Term Loan, 9.344% (Term SOFR + 400 bps), 2/12/31	$ 1,611,600
	Total Food-Confectionery	$1,611,600

	Food-Dairy Products — 1.2%
1,010,625	Chobani LLC, 2020 New Term Loan, 8.708% (Term SOFR + 325 bps), 10/25/27	$ 1,015,993
3,398,000	Chobani LLC, 2023 Additional Term Loan, 9.079% (Term SOFR + 375 bps), 10/25/27	3,417,114
	Total Food-Dairy Products	$4,433,107

	Food-Misc/Diversified — 0.7%
1,300,000	B&G Foods, Inc., TLB, 8.844% (Term SOFR + 350 bps), 10/10/29	$ 1,289,553
1,314,286	Simply Good Foods USA, Inc., Initial Term Loan, 7.947% (Term SOFR + 250 bps), 3/17/27	1,320,584
	Total Food-Misc/Diversified	$2,610,137

	Footwear & Related Apparel — 0.2%
856,250	Crocs, Inc., 2024 Refinancing Term Loan, 7.594% (Term SOFR + 225 bps), 2/20/29	$ 862,993
	Total Footwear & Related Apparel	$862,993

	Gambling (Non-Hotel) — 1.2%
1,718,663	Bally's Corp., Term B Facility Loan, 8.794% (Term SOFR + 325 bps), 10/2/28	$ 1,650,113
507,450	Flutter Entertainment Plc, Term B Loan, 7.585% (Term SOFR + 225 bps), 11/29/30	508,845
1,791,900	Light and Wonder International, Inc., Term B-2 Loan, 7.585% (Term SOFR + 225 bps), 4/15/29	1,796,700
456,000(b)	PCI Gaming Authority, Term B Facility Loan, 7/18/31	455,620
	Total Gambling (Non-Hotel)	$4,411,278

11Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Golf — 0.2%
663,250	Topgolf Callaway Brands Corp., Intial Term Loan, 8.344% (Term SOFR + 300 bps), 3/15/30	$ 666,625
	Total Golf	$666,625

	Hazardous Waste Disposal — 0.3%
1,176,220	JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 9.829% (Term SOFR + 450 bps), 10/17/30	$ 1,183,816
	Total Hazardous Waste Disposal	$1,183,816

	Hotels & Motels — 0.8%
1,923,603	Playa Resorts Holding B.V., 2022 Term Loan, 8.10% (Term SOFR + 275 bps), 1/5/29	$ 1,926,458
995,000	Travel + Leisure Co., 2023 Incremental Term Loan, 8.695% (Term SOFR + 325 bps), 12/14/29	1,000,390
	Total Hotels & Motels	$2,926,848

	Housewares — 0.1%
365,000	American Greetings Corp., Term Loan, 11.094% (Term SOFR + 575 bps), 10/30/29	$ 368,042
	Total Housewares	$368,042

	Human Resources — 0.1%
371,520	Ingenovis Health, Inc., First Lien Initial Term Loan, 9.708% (Term SOFR + 425 bps), 3/6/28	$ 330,653
	Total Human Resources	$330,653

	Independent Power Producer — 0.2%
678,545	EFS Cogen Holdings I LLC, Term B Advance, 9.096% (Term SOFR + 350 bps), 10/1/27	$ 682,079
	Total Independent Power Producer	$682,079

	Insurance Brokers — 0.7%
1,935,156	HIG Finance 2 Ltd., 2024 Dollar Term Loan, 8.844% (Term SOFR + 350 bps), 2/15/31	$ 1,942,963
615,358	USI, Inc., 2024 Term Loan, 8.085% (Term SOFR + 275 bps), 9/27/30	616,973
	Total Insurance Brokers	$2,559,936

	Internet Content — 0.4%
1,338,609	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.594% (Term SOFR + 425 bps), 5/3/28	$ 1,337,494
	Total Internet Content	$1,337,494

Pioneer Floating Rate Fund | 7/31/2412

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet Financial Svcs — 0.2%
695,906	ION Trading Finance Ltd., 2024 Dollar Term Loan, 9.346% (Term SOFR + 400 bps), 4/1/28	$ 696,051
	Total Internet Financial Svcs	$696,051

	Investment Companies — 0.1%
250,000(b)	AAL Delaware Holdco, Inc., Initial Term Loan, 7/30/31	$ 251,406
	Total Investment Companies	$251,406

	Investment Management & Advisory Services — 0.9%
867,137	Allspring Buyer LLC, Initial Term Loan, 8.887% (Term SOFR + 325 bps), 11/1/28	$ 864,337
992,812	Edelman Financial Engines Center LLC, 2024 Refinancing Term Loan, 8.594% (Term SOFR + 325 bps), 4/7/28	995,156
310,000(b)	GTCR Everest Borrower LLC, Term Loan B, 6/3/31	307,545
1,529,509	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 10.252% (Term SOFR + 500 bps), 5/30/27	1,362,537
	Total Investment Management & Advisory Services	$3,529,575

	Lasers-System & Components — 0.3%
1,226,064	Coherent Corp., Term B1 Loan, 7.844% (Term SOFR + 250 bps), 7/2/29	$ 1,230,508
	Total Lasers-Syst/Components	$1,230,508

	Lottery Services — 0.4%
1,500,000(b)	Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan, 4/4/29	$ 1,499,296
	Total Lottery Services	$1,499,296

	Medical Diagnostic Imaging — 0.4%
1,698,937	US Radiology Specialists, Inc., TLB, 10.585% (Term SOFR + 475 bps), 12/15/27	$ 1,703,982
	Total Medical Diagnostic Imaging	$1,703,982

	Medical Information Systems — 1.4%
1,965,728	athenahealth Group, Inc., Initial Term Loan, 8.594% (Term SOFR + 325 bps), 2/15/29	$ 1,964,652
1,817,969	Gainwell Acquisition Corp., First Lien Term B Loan, 9.435% (Term SOFR + 400 bps), 10/1/27	1,629,355
1,455,000	One Call Corp., First Lien Term B Loan, 11.046% (Term SOFR + 550 bps), 4/22/27	1,393,163
375,455	Waystar Technologies, Inc., First Lien Initial Term Loan, 8.094% (Term SOFR + 275 bps), 10/22/29	378,036
	Total Medical Information Systems	$5,365,206

13Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Medical Labs & Testing Services — 1.9%
1,393,750	Charlotte Buyer, Inc., First Lien First Refinancing Term Loan, 10.076% (Term SOFR + 475 bps), 2/11/28	$ 1,402,316
977,099	eResearchTechnology, Inc., First Lien Tranche B-1 Term Loan, 9.344% (Term SOFR + 400 bps), 2/4/27	983,359
1,681,512	FC Compassus LLC, Term B-1 Loan, 9.708% (Term SOFR + 425 bps), 12/31/26	1,642,627
174,431	Icon Public Ltd. Co., Repriced Lux Term Loan, 7.335% (Term SOFR + 200 bps), 7/3/28	175,648
43,460	Icon Public Ltd. Co., Repriced U.S. Term Loan, 7.335% (Term SOFR + 200 bps), 7/3/28	43,763
1,958,892	Phoenix Guarantor Inc., First Lien Tranche B-4 Term Loan, 8.594% (Term SOFR + 325 bps), 2/21/31	1,961,341
967,588	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.708% (Term SOFR + 425 bps), 10/1/28	937,178
	Total Medical Labs & Testing Services	$7,146,232

	Medical-Biomedical & Generation — 0.5%
1,944,091	ANI Pharmaceuticals, Inc., Initial Term Loan, 11.458% (Term SOFR + 600 bps), 11/19/27	$ 1,948,345
	Total Medical-Biomedical & Generation	$1,948,345

	Medical-Drugs — 2.0%
1,350,000	Bausch Health Cos., Inc., Second Amendment Term Loan, 10.694% (Term SOFR + 525 bps), 2/1/27	$ 1,260,562
475,000	Endo Finance Holdings, Inc., Initial Term Loan, 9.783% (Term SOFR + 450 bps), 4/23/31	476,732
827,925	Financiere Mendel, Additional Term USD Facility 1, 8.573% (Term SOFR + 325 bps), 11/12/30	832,065
1,591,532	Jazz Pharmaceuticals, Inc., Term Loan B, 7.594% (Term SOFR + 225 bps), 5/5/28	1,596,079
2,114,718	Organon & Co., 2024 Refinancing Dollar Term Loan, 7.835% (Term SOFR + 250 bps), 5/19/31	2,123,970
1,176,471	Padagis LLC, Term B Loan, 10.326% (Term SOFR + 475 bps), 7/6/28	1,138,235
	Total Medical-Drugs	$7,427,643

	Medical-Generic Drugs — 0.6%
1,357,812	Amneal Pharmaceuticals LLC, Initial Term Loan, 10.844% (Term SOFR + 550 bps), 5/4/28	$ 1,371,390
736,875	Perrigo Company Plc, Initial Term B Loan, 7.694% (Term SOFR + 225 bps), 4/20/29	737,059
	Total Medical-Generic Drugs	$2,108,449

Pioneer Floating Rate Fund | 7/31/2414

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Hospitals — 1.0%
1,730,650	EyeCare Partners LLC, Tranche B Term Loan, 9.989% (Term SOFR + 461 bps), 11/30/28	$ 1,073,003
1,949,980	Knight Health Holdings LLC, Term B Loan, 10.708% (Term SOFR + 525 bps), 12/23/28	935,990
1,605,000	LifePoint Health, Inc., First Lien 2024 Incremental Term Loan, 9.329% (Term SOFR + 400 bps), 5/17/31	1,610,618
	Total Medical-Hospitals	$3,619,611

	Medical-Wholesale Drug Distribution — 0.8%
1,777,673	CVET Midco 2 LP, First Lien Initial Term Loan, 10.335% (Term SOFR + 500 bps), 10/13/29	$ 1,729,898
1,282,848	Owens & Minor, Inc., Term B-1 Loan, 9.194% (Term SOFR + 375 bps), 3/29/29	1,284,051
	Total Medical-Wholesale Drug Distribution	$3,013,949

	Metal Processors & Fabrication — 0.3%
1,072,325(b)	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.569% (Term SOFR + 400 bps), 10/12/28	$ 1,075,006
	Total Metal Processors & Fabrication	$1,075,006

	Metal-Aluminum — 0.5%
1,500,679	Arsenal AIC Parent LLC, 2024 Term B Loan, 9.094% (Term SOFR + 375 bps), 8/18/30	$ 1,507,714
500,000(b)	Arsenal AIC Parent LLC, TLB, 8/18/30	503,750
	Total Metal-Aluminum	$2,011,464

	Mining Services — 0.1%
254,909	Flame NewCo LLC, First Lien New Money Exit Term Loan, 7.444% (Term SOFR + 200 bps), 6/30/28	$ 244,713
	Total Mining Services	$244,713

	Non-hazardous Waste Disposal — 0.3%
663,000	GFL Environmental Inc., 2024 Refinancing Term Loan, 7.321% (Term SOFR + 200 bps), 7/3/31	$ 665,842
500,969	MIP V Waste LLC, Tranche B-1 Term Loan, 8.344% (Term SOFR + 300 bps), 12/8/28	502,221
	Total Non-hazardous Waste Disposal	$1,168,063

	Office Automation & Equipment — 0.2%
677,250	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.458% (Term SOFR + 400 bps), 3/17/28	$ 678,097
	Total Office Automation & Equipment	$678,097

15Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Oil&Gas Drilling — 0.3%
1,300,000(b)	WaterBridge Midstream Operating LLC, Term Loan B, 6/27/29	$ 1,299,187
	Total Oil&Gas Drilling	$1,299,187

	Pastoral & Agricultural — 0.3%
1,316,250	Alltech, Inc., Term B Loan, 9.458% (Term SOFR + 400 bps), 10/13/28	$ 1,313,370
	Total Pastoral & Agricultural	$1,313,370

	Pharmacy Services — 0.2%
633,750	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 7.594% (Term SOFR + 225 bps), 10/27/28	$ 638,028
	Total Pharmacy Services	$638,028

	Physical Practice Management — 0.3%
1,263,359	Sound Inpatient Physicians, Inc., Tranche B Term Loan, 9.096% (Term SOFR + 350 bps), 6/28/28	$ 972,786
252,371	Sound Inpatient Physicians, Inc., Tranche C Term Loan, 12.346% (Term SOFR + 675 bps), 6/28/29	78,235
	Total Physical Practice Management	$1,051,021

	Physical Therapy & Rehabilitation Centers — 1.1%
1,000,000	Concentra Health Services, Inc., Initial Term Loan, 7.599% (Term SOFR + 225 bps), 7/26/31	$ 1,003,125
838,701	Summit Behavioral Healthcare LLC, First Lien Tranche B-1 Term Loan, 9.597% (Term SOFR + 425 bps), 11/24/28	846,214
2,406,813	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.764% (Term SOFR + 425 bps), 11/20/26	2,228,451
	Total Physical Therapy & Rehabilitation Centers	$4,077,790

	Pipelines — 2.4%
1,917,070	Brazos Delaware II LLC, Refinancing Term Loan, 8.85% (Term SOFR + 350 bps), 2/11/30	$ 1,931,648
956,034	Buckeye Partners LP, 2024 Tranche B-4 Term Loan, 7.344% (Term SOFR + 200 bps), 11/22/30	958,125
740,047	GIP III Stetson I LP (GIP III Stetson II LP), 2023 Initial Term Loan, 8.844% (Term SOFR + 350 bps), 10/31/28	746,292
338,295	GIP Pilot Acquisition Partners LP, Amendment No. 1 Refinancing Term Loan, 7.818% (Term SOFR + 250 bps), 10/4/30	340,410
719,507	M6 ETX Holdings II MidCo LLC, Initial Term Loan, 9.944% (Term SOFR + 450 bps), 9/19/29	725,353
Pioneer Floating Rate Fund | 7/31/2416

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
1,371,563	NGL Energy Operating LLC, Initial Term Loan, 9.844% (Term SOFR + 450 bps), 2/3/31	$ 1,373,277
1,940,765	Oryx Midstream Services Permian Basin LLC, 2024 Refinancing Term Loan, 8.441% (Term SOFR + 300 bps), 10/5/28	1,950,589
1,131,620	Traverse Midstream Partners LLC, Advance, 8.752% (Term SOFR + 350 bps), 2/16/28	1,137,985
	Total Pipelines	$9,163,679

	Printing-Commercial — 0.2%
593,513	Cimpress Plc, 2024 Refinancing Tranche B-1 Term Loan, 8.344% (Term SOFR + 300 bps), 5/17/28	$ 596,851
	Total Printing-Commercial	$596,851

	Professional Sports — 0.3%
1,250,000	Formula One Management Ltd., First Lien Facility B Loan, 7.585% (Term SOFR + 225 bps), 1/15/30	$ 1,257,031
	Total Professional Sports	$1,257,031

	Property & Casualty Insurance — 2.0%
1,421,383	Asurion LLC, New B-10 Term Loan, 9.444% (Term SOFR + 400 bps), 8/19/28	$ 1,411,389
792,992	Asurion LLC, New B-11 Term Loan, 9.694% (Term SOFR + 425 bps), 8/19/28	791,307
1,954,546	Asurion LLC, New B-9 Term Loan, 8.708% (Term SOFR + 325 bps), 7/31/27	1,938,665
750,000	Asurion LLC, Second Lien New B-4 Term Loan, 10.708% (Term SOFR + 525 bps), 1/20/29	689,063
2,678,434(b)	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, 9.094% (Term SOFR + 375 bps), 2/24/28	2,684,294
	Total Property & Casualty Insurance	$7,514,718

	Protection-Safety — 0.3%
972,562	Prime Security Services Borrower LLC, 2024 First Lien Refinancing Term B-1 Loan, 7.582% (Term SOFR + 225 bps), 10/13/30	$ 976,058
	Total Protection-Safety	$976,058

	Publishing — 1.4%
1,645,875	Cengage Learning, Inc., Term B Loan (First Lien), 9.538% (Term SOFR + 425 bps), 3/24/31	$ 1,655,321
17Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Publishing — (continued)
1,466,269	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 10.697% (Term SOFR + 525 bps), 4/9/29	$ 1,377,835
2,188,125	McGraw-Hill Education, Inc., Initial Term Loan, 10.199% (Term SOFR + 475 bps), 7/28/28	2,194,508
	Total Publishing	$5,227,664

	Publishing-Periodicals — 0.2%
855,312	MJH Healthcare Holdings LLC, Initial Term B Loan, 8.694% (Term SOFR + 325 bps), 1/28/29	$ 855,579
	Total Publishing-Periodicals	$855,579

	Recreational Centers — 0.8%
1,580,000	Bulldog Purchaser Inc., First Lien Term Loan, 9.585% (Term SOFR + 425 bps), 6/30/31	$ 1,593,166
1,483,940	Fitness International LLC, Term B Loan, 10.597% (Term SOFR + 525 bps), 2/12/29	1,488,577
	Total Recreational Centers	$3,081,743

	Recycling — 0.4%
1,748,925	LTR Intermediate Holdings, Inc., Initial Term Loan, 9.958% (Term SOFR + 450 bps), 5/5/28	$ 1,714,821
	Total Recycling	$1,714,821

	REITS-Storage — 0.1%
352,605	Iron Mountain Information Management, LLC, Amendment No.1 Incremental Term B Loan, 7.344% (Term SOFR + 200 bps), 1/31/31	$ 351,944
	Total REITS-Storage	$351,944

	Rental Auto & Equipment — 0.9%
1,310,000(b)	Albion Financing 3 S.a r.l. (Albion Financing LLC), 2024 Amended U.S. Dollar Term Loan, 8/16/29	$ 1,323,100
500,319	Avis Budget Car Rental LLC, New Tranche C Term Loan, 8.444% (Term SOFR + 300 bps), 3/16/29	501,778
1,632,363	Hertz Corp., Initial Term B Loan, 8.859% (Term SOFR + 325 bps), 6/30/28	1,487,345
317,152	Hertz Corp., Initial Term C Loan, 8.859% (Term SOFR + 325 bps), 6/30/28	288,977
	Total Rental Auto & Equipment	$3,601,200

	Resorts/Theme Parks — 0.3%
1,125,000	Cedar Fair, L.P., Term Loan B, 7.343% (Term SOFR + 200 bps), 5/1/31	$ 1,129,688
	Total Resorts/Theme Parks	$1,129,688

Pioneer Floating Rate Fund | 7/31/2418

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — 2.6%
2,992,308	Great Outdoors Group LLC, Term B-2 Loan, 9.208% (Term SOFR + 375 bps), 3/6/28	$ 2,993,555
997,422	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 9.944% (Term SOFR + 450 bps), 11/9/27	1,002,099
339,150	Kodiak BP LLC, 2024-1 Term Loan, 9.085% (Term SOFR + 375 bps), 3/12/28	340,316
1,455,000	Michaels Cos, Inc., Term Loan B, 9.846% (Term SOFR + 425 bps), 4/15/28	1,193,909
1,079,140	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.846% (Term SOFR + 325 bps), 3/3/28	999,958
1,649,000	PetSmart LLC, Initial Term Loan, 9.194% (Term SOFR + 375 bps), 2/11/28	1,637,457
931,337	RVR Dealership Holdings LLC, Term Loan, 9.194% (Term SOFR + 375 bps), 2/8/28	838,785
875,000	Torrid LLC, Closing Date Term Loan, 10.946% (Term SOFR + 550 bps), 6/14/28	817,031
	Total Retail	$9,823,110

	Retail — 0.1%
524,479	Harbor Freight Tools USA, Inc., Replacement Term Loan, 7.844% (Term SOFR + 250 bps), 6/11/31	$ 518,506
	Total Retail	$518,506

	Retail-Catalog Shopping — 0.2%
978,325	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 8.602% (Term SOFR + 325 bps), 11/1/28	$ 781,845
	Total Retail-Catalog Shopping	$781,845

	Retail-Misc/Diversified — 0.5%
576,023	Lakeshore Learning Materials LLC, First Lien Initial Term Loan, 8.958% (Term SOFR + 350 bps), 9/29/28	$ 576,095
598,500	Peer Holding III B.V., Facility B4, 8.585% (Term SOFR + 325 bps), 10/28/30	601,867
640,000	Peer Holding III B.V., Term Loan B5, 8.332% (Term SOFR + 300 bps), 6/20/31	643,600
	Total Retail-Misc/Diversified	$1,821,562

	Retail-Restaurants — 0.4%
1,608,000	1011778 B.C. Unlimited Liability Co., Term B-6 Loan, 7.094% (Term SOFR + 175 bps), 9/20/30	$ 1,603,646
	Total Retail-Restaurants	$1,603,646

19Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Schools — 0.2%
783,946	Fugue Finance LLC, Existing Term Loan, 9.347% (Term SOFR + 400 bps), 1/31/28	$ 790,479
	Total Schools	$790,479

	Security Services — 1.3%
1,621,624	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 9.194% (Term SOFR + 375 bps), 5/12/28	$ 1,623,246
3,129,745	Garda World Security Corp., Fourth Additional Term Loan, 9.594% (Term SOFR + 425 bps), 2/1/29	3,145,393
	Total Security Services	$4,768,639

	Semiconductor Equipment — 0.3%
1,000,000	MKS Instruments, Inc., 2024-1 Dollar Term B Loan, 7.597% (Term SOFR + 225 bps), 8/17/29	$ 1,005,469
	Total Semiconductor Equipment	$1,005,469

	Telecom Services — 0.2%
748,018	Windstream Services LLC, Initial Term Loan, 11.694% (Term SOFR + 625 bps), 9/21/27	$ 748,953
	Total Telecom Services	$748,953

	Telecommunication Equipment — 0.3%
987,537	Ciena Corp., 2020 Refinancing Term Loan, 7.345% (Term SOFR + 200 bps), 10/24/30	$ 993,622
	Total Telecommunication Equipment	$993,622

	Telephone-Integrated — 0.7%
952,352	Level 3 Financing, Inc., Term B-1, 11.91% (Term SOFR + 656 bps), 4/15/29	$ 946,637
1,702,352	Level 3 Financing, Inc., Term B-2, 11.91% (Term SOFR + 656 bps), 4/15/30	1,683,924
	Total Telephone-Integrated	$2,630,561

	Television — 0.1%
460,000	Gray Television, Inc., Term Loan F, 10.593% (Term SOFR + 525 bps), 6/4/29	$ 448,960
	Total Television	$448,960

	Theaters — 0.8%
987,525	Cinemark USA, Inc., Term Loan, 8.585% (Term SOFR + 325 bps), 5/24/30	$ 995,549
Pioneer Floating Rate Fund | 7/31/2420

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Theaters — (continued)
1,396,000(b)	Cirque du Soleil Canada Inc., Initial Term Loan, 4.75% (Term SOFR + 425 bps), 3/8/30	$ 1,398,617
750,000	Cirque du Soleil Canada Inc., Refinancing Term Loan, 9.085% (Term SOFR + 375 bps), 3/8/30	749,813
	Total Theaters	$3,143,979

	Transportation Services — 1.3%
995,142	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 10.179% (Term SOFR + 475 bps), 4/6/28	$ 998,003
1,645,769	Carriage Purchaser, Inc., Term B Loan, 9.708% (Term SOFR + 425 bps), 10/2/28	1,658,524
1,600,734	First Student Bidco, Inc., Initial Term B Loan, 8.596% (Term SOFR + 300 bps), 7/21/28	1,605,235
488,174	First Student Bidco, Inc., Initial Term C Loan, 8.596% (Term SOFR + 300 bps), 7/21/28	489,547
	Total Transportation Services	$4,751,309

	Transport-Rail — 0.5%
1,992,422	Genesee & Wyoming Inc., Initial Term Loan, 7.335% (Term SOFR + 200 bps), 4/10/31	$ 1,995,120
	Total Transport-Rail	$1,995,120

	Veterinary Diagnostics — 0.5%
1,057,335	Elanco Animal Health Inc., Term Loan, 7.193% (Term SOFR + 175 bps), 8/1/27	$ 1,057,005
823,566	Southern Veterinary Partners LLC, First Lien 2024-2 New Term Loan, 9.094% (Term SOFR + 375 bps), 10/5/27	829,056
	Total Veterinary Diagnostics	$1,886,061

	Total Senior Secured Floating Rate Loan Interests (Cost $305,015,227)	$298,360,073

Shares
	Common Stocks — 0.3% of Net Assets
	Construction & Engineering — 0.0%†
26,228	LB New Holdco	$ 104,912
	Total Construction & Engineering	$104,912

21Pioneer Floating Rate Fund | 7/31/24

Shares		Value
	Healthcare-Services — 0.0%†
396,983(d)+	Sound Inpatient Physicians Holdings	$ —
17,772(d)+	Sound Inpatient Physicians, Inc.	—
	Total Healthcare-Services	$—

	Metals & Mining — 0.0%†
3,810	Flame Co.	$ 18,574
	Total Metals & Mining	$18,574

	Passenger Airlines — 0.2%
33,954(d)	Grupo Aeromexico SAB de CV	$ 728,979
	Total Passenger Airlines	$728,979

	Pharmaceuticals — 0.1%
14,321(d)	Endo, Inc.	$ 413,805
	Total Pharmaceuticals	$413,805

	Total Common Stocks (Cost $1,455,582)	$1,266,270

Principal Amount USD ($)
	Asset Backed Securities — 1.6% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 12.061% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	$ 949,826
1,000,000(a)	AB BSL CLO 1, Ltd., Series 2020-1A, Class ER, 12.161% (3 Month Term SOFR + 686 bps), 1/15/35 (144A)	998,097
1,000,000(a)	AGL CLO 17, Ltd., Series 2022-17A, Class E, 11.632% (3 Month Term SOFR + 635 bps), 1/21/35 (144A)	999,199
1,000,000(a)	Crown Point CLO 11, Ltd., Series 2021-11A, Class E, 12.357% (3 Month Term SOFR + 707 bps), 1/17/34 (144A)	988,521
1,000,000(a)	Dryden 41 Senior Loan Fund, Series 2015-41A, Class DR, 8.163% (3 Month Term SOFR + 286 bps), 4/15/31 (144A)	982,436
1,000,000(a)	Madison Park Funding XXIX LTD, Series 2018-29A, Class D, 8.541% (3 Month Term SOFR + 326 bps), 10/18/30 (144A)	1,006,877
	Total Asset Backed Securities (Cost $5,973,139)	$5,924,956

Pioneer Floating Rate Fund | 7/31/2422

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—0.2% of Net Assets
478,794(a)	BX Trust, Series 2022-PSB, Class F, 12.662% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 476,150
74,238(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.701% (SOFR30A + 636 bps), 1/25/27 (144A)	68,030
106,008(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.451% (SOFR30A + 911 bps), 7/25/30 (144A)	99,931
	Total Commercial Mortgage-Backed Securities (Cost $661,304)	$644,111

	Corporate Bonds — 5.6% of Net Assets
	Advertising — 0.1%
265,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 227,547
	Total Advertising	$227,547

	Airlines — 0.7%
160,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 149,227
2,590,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	2,588,787
	Total Airlines	$2,738,014

	Auto Parts & Equipment — 0.1%
250,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 255,536
	Total Auto Parts & Equipment	$255,536

	Banks — 0.5%
500,000(e)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	$ 532,790
1,000,000	KeyBank N.A., 4.90%, 8/8/32	924,804
500,000(e)	UniCredit S.p.A., 5.861% (5 Year USD Swap Rate + 370 bps), 6/19/32 (144A)	495,872
	Total Banks	$1,953,466

	Chemicals — 0.3%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 231,581
500,000	Olin Corp., 5.625%, 8/1/29	493,711
610,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	555,598
	Total Chemicals	$1,280,890

23Pioneer Floating Rate Fund | 7/31/24

Principal Amount USD ($)		Value
	Commercial Services — 0.3%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 499,578
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	460,865
	Total Commercial Services	$960,443

	Distribution/Wholesale — 0.0%†
110,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (144A)	$ 112,312
	Total Distribution/Wholesale	$112,312

	Diversified Financial Services — 0.1%
440,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28 (144A)	$ 427,333
	Total Diversified Financial Services	$427,333

	Electric — 0.3%
750,000	Calpine Corp., 4.50%, 2/15/28 (144A)	$ 718,461
500,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	471,810
	Total Electric	$1,190,271

	Healthcare-Services — 0.2%
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$ 138,035
695,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	689,077
	Total Healthcare-Services	$827,112

	Iron & Steel — 0.1%
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	$ 241,361
	Total Iron & Steel	$241,361

	Leisure Time — 0.3%
240,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	$ 255,140
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	497,000
500,000	VOC Escrow, Ltd., 5.00%, 2/15/28 (144A)	487,886
	Total Leisure Time	$1,240,026

	Media — 0.4%
1,300,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	$ 1,137,277
400,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	361,596
	Total Media	$1,498,873

Pioneer Floating Rate Fund | 7/31/2424

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — 0.3%
1,000,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	$ 994,851
	Total Oil & Gas	$994,851

	Packaging & Containers — 0.3%
1,000,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 1,013,625
	Total Packaging & Containers	$1,013,625

	Pipelines — 0.2%
330,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 349,027
500,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	462,290
	Total Pipelines	$811,317

	Real Estate — 0.2%
1,110,000	Kennedy-Wilson, Inc., 5.00%, 3/1/31	$ 936,776
	Total Real Estate	$936,776

	REITs — 0.4%
610,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	$ 627,352
750,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	758,587
	Total REITs	$1,385,939

	Retail — 0.1%
295,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	$ 270,949
205,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	200,225
	Total Retail	$471,174

	Software — 0.3%
1,000,000	Cloud Software Group, Inc., 6.50%, 3/31/29 (144A)	$ 974,747
	Total Software	$974,747

	Telecommunications — 0.4%
1,584,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	$ 1,527,949
	Total Telecommunications	$1,527,949

	Total Corporate Bonds (Cost $20,892,900)	$21,069,562

25Pioneer Floating Rate Fund | 7/31/24

Shares		Value
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP17,500(d)	Avation Plc, 1/1/59	$ 6,187
	Total Trading Companies & Distributors	$6,187

	Total Right/Warrant (Cost $—)	$6,187

Principal Amount USD ($)
	Insurance-Linked Securities — 0.9% of Net Assets#
	Event Linked Bonds — 0.9%
	Flood – U.S. — 0.1%
250,000(a)	FloodSmart Re, 22.434%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	$ 247,210
	Health – U.S. — 0.1%
250,000(a)	Vitality Re XIII, 7.284%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 248,350
250,000(a)	Vitality Re XIV, 8.784%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	253,750
		$502,100

	Multiperil – U.S. — 0.3%
250,000(a)	Matterhorn Re, 10.619%, (SOFR + 525 bps), 3/24/25 (144A)	$ 242,675
250,000(a)	Matterhorn Re, 13.119%, (SOFR + 775 bps), 3/24/25 (144A)	241,425
250,000(a)	Residential Re, 11.33%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	231,050
250,000(a)	Sanders Re II, 8.284%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	245,400
250,000(a)	Sanders Re III, 8.69%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	241,400
		$1,201,950

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Kilimanjaro II Re, 11.53%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	$ 252,050
250,000(a)	Kilimanjaro II Re, 12.53%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	252,400
		$504,450

	Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 9.534%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 251,875
Pioneer Floating Rate Fund | 7/31/2426

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
Windstorm – Florida — 0.0%†
250,000(a)	Integrity Re, 12.114%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 137,500
Windstorm – North Carolina — 0.0%†
250,000(a)	Cape Lookout Re, 14.87%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 243,825
Windstorm – Northeast — 0.1%
250,000(a)	3264 Re, 12.28%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/27 (144A)	$ 252,850
Windstorm – U.S. Regional — 0.1%
250,000(a)	Commonwealth Re, 9.043%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 249,500
	Total Event Linked Bonds	$3,591,260

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
400,000(d)(f)+	Harambee Re 2018, 12/31/24	$ —
400,000(d)(f)+	Harambee Re 2019, 12/31/24	840
		$840

	Multiperil – Worldwide — 0.0%†
19,715(f)+	Alturas Re 2022-2, 12/31/27	$ 1,553
74,914(d)(g)+	Woburn Re 2019, 12/31/24	10,312
		$11,865

	Total Reinsurance Sidecars	$12,705

	Total Insurance-Linked Securities (Cost $3,761,090)	$3,603,965

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 3.9% of Net Assets
15,000,000(h)	U.S. Treasury Bills, 8/27/24	$ 14,942,767
	Total U.S. Government and Agency Obligations (Cost $14,942,746)	$14,942,767

27Pioneer Floating Rate Fund | 7/31/24

Shares		Value
	Investment Companies — 4.2% of Net Assets
550,000	Invesco Senior Loan ETF	$ 11,550,000
100,000	SPDR Blackstone Senior Loan ETF	4,175,000
	Total Investment Companies (Cost $15,655,011)	$15,725,000

	SHORT TERM INVESTMENTS — 8.7% of Net Assets
	Open-End Fund — 8.7%
32,939,093(i)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 32,939,093
		$32,939,093

	TOTAL SHORT TERM INVESTMENTS (Cost $32,939,093)	$32,939,093

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.3% (Cost $401,296,092)	$394,481,984
	OTHER ASSETS AND LIABILITIES — (4.3)%	$(16,373,165)
	net assets — 100.0%	$378,108,819

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $27,204,531, or 7.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Security is in default.
(d)	Non-income producing security.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2024.
(f)	Issued as preference shares.
(g)	Issued as participation notes.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
Pioneer Floating Rate Fund | 7/31/2428

Schedule of Investments  |  7/31/24
(unaudited) (continued)
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$250,000	$252,850
Alturas Re 2022-2	4/11/2023	—	1,553
Cape Lookout Re	3/16/2022	250,000	243,825
Commonwealth Re	6/15/2022	250,000	249,500
FloodSmart Re	2/23/2023	250,000	247,210
Harambee Re 2018	12/19/2017	8,492	—
Harambee Re 2019	12/20/2018	—	840
Integrity Re	5/9/2022	250,000	137,500
Kilimanjaro II Re	6/24/2024	250,000	252,050
Kilimanjaro II Re	6/24/2024	250,000	252,400
Long Point Re IV	5/13/2022	250,000	251,875
Matterhorn Re	3/10/2022	250,000	242,675
Matterhorn Re	3/10/2022	250,000	241,425
Residential Re	10/28/2021	250,000	231,050
Sanders Re II	11/23/2021	250,000	245,400
Sanders Re III	3/22/2022	250,000	241,400
Vitality Re XIII	3/6/2023	244,027	248,350
Vitality Re XIV	1/25/2023	250,000	253,750
Woburn Re 2019	2/14/2019	8,571	10,312
Total Restricted Securities			$3,603,965
% of Net assets			1.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	415,827	MXN	7,648,481	State Street Bank & Trust Co.	9/27/24	$8,979
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$8,979
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
29Pioneer Floating Rate Fund | 7/31/24

GBP	— Great British Pound
MXN	— Mexican Peso
USD	— United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$298,360,073	$—	$298,360,073
Common Stocks
Healthcare-Services	—	—	—*	—*
Pharmaceuticals	413,805	—	—	413,805
All Other Common Stocks	—	852,465	—	852,465
Asset Backed Securities	—	5,924,956	—	5,924,956
Commercial Mortgage-Backed Securities	—	644,111	—	644,111
Corporate Bonds	—	21,069,562	—	21,069,562
Right/Warrant	6,187	—	—	6,187
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	840	840
Multiperil – Worldwide	—	—	11,865	11,865
All Other Insurance-Linked Securities	—	3,591,260	—	3,591,260
U.S. Government and Agency Obligations	—	14,942,767	—	14,942,767
Investment Companies	15,725,000	—	—	15,725,000
Open-End Fund	32,939,093	—	—	32,939,093
Total Investments in Securities	$49,084,085	$345,385,194	$12,705	$394,481,984
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$8,979	$—	$8,979
Total Other Financial Instruments	$—	$8,979	$—	$8,979
*	Securities valued at $0.
Pioneer Floating Rate Fund | 7/31/2430

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Transfers are calculated on the beginning of period values. During the period ended July 31, 2024, a security valued at $423,742 were transferred from Level 3 to Level 2, due to valuing the securities using significant observable inputs. There were no other transfers in or out of Level 3 during the period.
31Pioneer Floating Rate Fund | 7/31/24